Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes the revenues related to Braemar OP (in thousands):

	Three Months Ended March 31,
	2018	2017
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$2,107	$2,003
Reimbursable expenses (1)	420	549
Equity-based compensation (2)	2,547	(1,685)
Incentive advisory fee (3)	—	319
Other advisory revenue (4)	128	—
Total advisory services revenue	5,202	1,186

Other revenue
Claims management services (5)	37	—
Lease revenue (6)	84	84
Other services (7)	211	—
Total other revenue	332	84

Total revenue	$5,534	$1,270

REVENUE BY SEGMENT (8)
REIT advisory	$5,323	$1,270
J&S (9)	—	—
OpenKey	5	—
Corporate and other	206	—
Total revenue	$5,534	$1,270
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three months ended March 31, 2018 and 2017, we recognized $15,000 and 4,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the three months ended March 31, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018.

(3)
No incentive fee was recorded for the three months ended March 31, 2018, because Braemar's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2016 measurement periods. For the three months ended March 31, 2017, incentive advisory fee includes the pro-rata portion of the third year installment of the 2015 incentive advisory fee, which was paid in January 2018. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Braemar advisory agreement. See note 3.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)	Claims management services include revenues earned through provision of insurance claim assessment and administration services.

(6)
In connection with our key money transaction with Braemar, we lease furniture, fixtures and equipment to Braemar at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as mobile key applications, “allergy friendly” premium rooms and watersports activities & travel/transportation services, provided to Braemar by our consolidated subsidiaries, OpenKey, Pure Rooms and RED, respectively.

(8)	See note 16 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. For the three months ended March 31, 2018 and 2017, J&S had no cost of revenues for audio visual associated with Braemar.

The following table summarizes amounts due from Braemar OP to each of our consolidated entities (in thousands):

	March 31, 2018	December 31, 2017
Ashford LLC	$38	$—
Pure Rooms	—	50
OpenKey	3	6
At March 31, 2018 and December 31, 2017, we had a net receivable of $11.4 million and $13.3 million, respectively, due from Ashford Trust OP associated primarily with advisory services and other revenues, as discussed above.
The following table summarizes amounts due (to) from Ashford Trust OP to each of our consolidated entities (in thousands):

	March 31, 2018	December 31, 2017
Ashford LLC	$19	$—
AIM	(26)	347
J&S	260	62
Pure Rooms	138	302
OpenKey	18	25
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Three Months Ended March 31,
	2018	2017
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,604	$8,824
Reimbursable expenses (1)	1,529	1,567
Equity-based compensation (2)	6,745	402
Incentive advisory fee (3)	452	452
Total advisory services revenue	17,330	11,245

Other revenue
Investment management reimbursements (4)	182	417
Debt placement fees (5)	632	—
Claim management services (6)	18	—
Lease revenue (7)	168	56
Other services (8)	300	9
Total other revenue	1,300	482

Total revenue	$18,630	$11,727

REVENUE BY SEGMENT (9)
REIT advisory	$18,330	$11,718
J&S (10)	—	—
OpenKey	24	9
Corporate and other	276	—
Total revenue	$18,630	$11,727

COST OF REVENUES
Cost of audio visual revenues (10)	$354	$—
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three months ended March 31, 2018 and 2017, we recognized $202,000 and $51,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the three months ended March 31, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018.

(3)
Incentive advisory fee for the three months ended March 31, 2018, includes the pro-rata portion of the third year installment of the 2016 incentive advisory fee, which is due in January 2019, and for the three months ended March 31, 2017, includes the pro-rata portion of the second year installment of the 2016 incentive advisory fee, which was paid in January 2018. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Ashford Trust advisory agreement. Ashford Trust's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2015 measurement periods. See note 3.

(4)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(5)	Debt placement fees include revenues earned through provision of debt placement services by Lismore Capital, our wholly-owned subsidiary.

(6)	Claims management services include revenues earned through provision of insurance claim assessment and administration services.

(7)
In connection with our key money transaction with Ashford Trust, we lease furniture, fixtures and equipment to Ashford Trust at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(8)
Other services revenue is associated with other hotel services, such as mobile key applications and “allergy friendly” premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Rooms, respectively.

(9)	See note 16 for discussion of segment reporting.

(10)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.

The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Year Ended December 31,
	2017	2016	2015
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$34,724	$34,700	$33,833
Reimbursable expenses (1)	7,600	6,054	6,617
Equity-based compensation (2)	11,077	8,429	2,720
Incentive advisory fee (3)	1,809	1,809	—
Total advisory services revenue	55,210	50,992	43,170

Other revenue
Investment management reimbursements (4)	1,976	—	—
Debt placement fees (5)	913	—	—
Non-advisory expense reimbursements	—	—	195
Lease revenue (6)	558	—	—
Other services (7)	997	4	—
Total other revenue	4,444	4	195

Total revenue	$59,654	$50,996	$43,365

REVENUE BY SEGMENT (8)
REIT advisory	$58,657	$50,992	$43,365
J&S (9)	—	—	—
Corporate and other (7)	997	4	—
Total revenue	$59,654	$50,996	43,365

COST OF REVENUES
Cost of audio visual revenues (9)	$90	$—	$—
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2017, 2016, and 2015, we recognized $1.7 million, $0, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software, as discussed in note 2 to our consolidated financial statements, in the amount of $1.1 million for the year ended December 31, 2017.

(2)	Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc.

(3)
Incentive advisory fee includes the second and first year installments of the 2016 incentive advisory fee in the amount of $1.8 million for each of the years ended December 31, 2017 and 2016, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Trust. No incentive fee was earned for the 2017 and 2015 measurement periods.

(4)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(5)	Debt placement fees include revenues earned through provision of mortgage placement services by Lismore Capital, our wholly-owned subsidiary.

(6)
In connection with our key money transaction with Ashford Trust, we lease furniture, fixtures and equipment to Ashford Trust at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as “allergy friendly” premium rooms and mobile key applications, provided to Ashford Trust by our consolidated subsidiaries, Pure Rooms and OpenKey, respectively.

(8)	See note 19 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in cost of audio visual revenues in our consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.

The following table summarizes amounts due from Ashford Prime OP to each of our consolidated entities (in thousands):

	December 31, 2017	December 31, 2016
Pure Rooms	$50	$—
OpenKey	6	—
The following table summarizes amounts due from Ashford Trust OP to each of our consolidated entities (in thousands):

	December 31, 2017	December 31, 2016
J&S	$62	$—
Pure Rooms	302	—
OpenKey	25	4
The following table summarizes the revenues related to Ashford Prime OP (in thousands):

	Year Ended December 31,
	2017	2016	2015
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,799	$8,343	$8,648
Reimbursable expenses (1)	2,105	2,805	1,863
Equity-based compensation (2)	(1,683)	3,814	3,591
Incentive advisory fee (3)	1,274	1,274	1,274
Other advisory revenue (4)	277	—	—
Total advisory services revenue	10,772	16,236	15,376

Other revenue
Debt placement fees (5)	224	—	—
Lease revenue (6)	335	335	99
Other services (7)	41	—	—
Total other revenue	600	335	99

Total revenue	$11,372	$16,571	$15,475

REVENUE BY SEGMENT (8)
REIT advisory	$11,331	$16,571	$15,475
J&S (9)	—	—	—
Corporate and other (8)	41	—	—
Total revenue	$11,372	$16,571	$15,475
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2017, 2016, and 2015, we recognized $126,000, $0, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software in the amount of $1.1 million for the year ended December 31, 2017, as discussed in note 2.

(2)	Equity-based compensation revenue is associated with equity grants of Ashford Prime’s common stock and LTIP units awarded to officers and employees of Ashford Inc.

(3)
Incentive advisory fee includes the third, second and first year installments of the 2015 incentive advisory fee in the amount of $1.3 million for each of the years ended December 31, 2017, 2016, and 2015, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Prime. No incentive fee was earned for the 2017 and 2015 measurement periods.

(4)
In connection with our Fourth Amended and Restated Ashford Prime Advisory Agreement, a $5.0 million cash payment was made by Ashford Prime upon approval by Ashford Prime’s stockholders, which will be recognized over the 10-year initial term.

(5)	Debt placement fees include revenues earned through provision of mortgage placement services by Lismore Capital, our wholly-owned subsidiary.

(6)
In connection with our key money transaction with Ashford Prime, we lease furniture, fixtures and equipment to Ashford Prime at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as “Allergy friendly” premium rooms and mobile key applications, provided to Ashford Prime by our consolidated subsidiaries, Pure Rooms and OpenKey, respectively.

(8)	See note 19 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in cost of audio visual revenues in our consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.